Convertible debenture	12 Months Ended
Dec. 31, 2024
Convertible debenture
Convertible debenture

12. Convertible debenture

On April 28, 2021, the Company issued a $12.5 million CAD convertible debenture (the “Convertible Debenture”) due April 28, 2024 with interest payable at 8% per annum secured by the Company’s interest in the Galena Complex and by shares of one of the Company’s Mexican subsidiaries.

The Convertible Debenture was: redeemable at the Company’s option to prepay the principal amount subject to payment of a redemption premium of 30% during the first year, 20% during the second year, and 10% during the third year prior to maturity (the “Redemption Option”); retractable at the holder’s option at a cumulative $0.3 million CAD per month starting in the second month from inception where the Company may settle the retraction amount through either cash or issuance of the Company’s common shares determined by dividing 95% of the 20 day volume weighted average price of the Company’s common shares (the “Retraction Option”); and convertible at the holder’s option into the Company’s common shares at a conversion price of $3.35 CAD (the “Conversion Option”).

On inception, the Convertible Debenture, which may be settled through a fixed amount of the Company’s own equity instruments, was treated as a compound financial instrument with the principal portion classified as a liability component and the Conversion Option as an equity component. The initial fair value of the principal portion was determined using a market interest rate for an equivalent non-convertible instrument at the issue date. The principal portion is subsequently recognized on an amortized cost basis until extinguished on conversion or maturity. The remainder of the proceeds were allocated to the Conversion Option as equity. A net derivative liability of $1.4 million was recorded on initial recognition based on the estimated fair value of the combined Redemption Option and Retraction Option.

On November 12, 2021, the Company amended the Convertible Debenture by increasing the principal balance by $6.3 million CAD to a total outstanding principal, net of retractions, of $17.9 million CAD, in addition to amending its conversion price of $3.35 CAD to $1.48 CAD, and the terms to its Retraction Option retractable at a cumulative $0.3 million CAD per month to a cumulative $0.45 million CAD per month. All other material terms of the Convertible Debenture remained unchanged. The Company derecognized the associated carrying values of the Convertible Debenture prior to amendment and recognized an amended compound financial instrument with the amended principal portion classified as a liability component and the amended Conversion Option as an equity component. The fair value of the amended principal portion was determined using a market interest rate for an equivalent non-convertible instrument at the date of the amendment. A net derivative liability of $2.1 million was recorded on amendment date based on the estimated fair value of the combined Redemption Option and Retraction Option.

On October 22, 2022, the Company amended the Convertible Debenture by increasing the principal balance by $7.0 million CAD to a total outstanding principal, net of retractions, of $19.0 million CAD, in addition to amending its interest rate of 8% per annum to 9.5% per annum, its conversion price of $1.48 CAD to $1.00 CAD, and the terms to its Retraction Option retractable at a cumulative $0.45 million CAD per month to a cumulative $0.5 million CAD per month with a beginning cumulated retraction balance of $1.5 million CAD. All other material terms of the Convertible Debenture remained unchanged. The Company derecognized the associated carrying values of the Convertible Debenture prior to amendment and recognized an amended compound financial instrument with the amended principal portion classified as a liability component and the amended Conversion Option as an equity component. The fair value of the amended principal portion was determined using a market interest rate for an equivalent non-convertible instrument at the date of the amendment. A net derivative liability of $1.3 million was recorded on amendment date based on the estimated fair value of the combined Redemption Option and Retraction Option.

On June 21, 2023, the Company amended the Convertible Debenture by increasing the principal balance by $8.0 million CAD to a total outstanding principal, net of retractions, of $24.3 million CAD, in addition to amending its interest rate of 9.5% per annum to 11.0% per annum, its conversion price of $1.00 CAD to $0.80 CAD, the terms to its Retraction Option retractable at a cumulative $0.5 million CAD per month to a cumulative $1.0 million CAD per month starting in August 2023, and extending the maturity date from April 28, 2024 to July 1, 2024, with mutual option to extend by one calendar quarter up to April 28, 2025, with April 28, 2025 being the effective maturity date as at September 30, 2024. All other material terms of the Convertible Debenture remained unchanged. The Company derecognized the associated carrying values of the Convertible Debenture prior to amendment and recognized an amended compound financial instrument with the amended principal portion classified as a liability component and the amended Conversion Option as an equity component. The fair value of the amended principal portion was determined using a market interest rate for an equivalent non-convertible instrument at the date of the amendment. A net derivative liability of $1.3 million was recorded on amendment date based on the estimated fair value of the combined Redemption Option and Retraction Option.

On October 30, 2023, the Company amended the Convertible Debenture by increasing the principal balance by $2.0 million CAD to a total outstanding principal, net of retractions, of $25.0 million CAD. All other material terms of the Convertible Debenture remained unchanged.

On August 14, 2024, the Company amended the Convertible Debenture by amending its conversion price of $0.80 CAD to $0.52 CAD, terms to its Retraction Option retractable at a cumulative $1.0 million CAD per month to a cumulative $1.75 million CAD per month starting in September 2024, and subordinating existing security to holders of the Credit Facility. All other material terms of the Convertible Debenture remained unchanged. As part of the amendment, 6,000,000 common share purchase warrants were issued to holders of the Convertible Debenture where each warrant is exercisable for one common share at an exercise price of $0.42 CAD for a period of three years.

During the year ended December 31, 2024, the principal amount of the Convertible Debenture was reduced by $7.2 million CAD through partial exercises of the Retraction Option by the holder settled through issuance of 21,492,029 of the Company’s common shares (year ended December 31, 2023: $3.7 million CAD settled through issuance of 8,329,064 common shares). The total outstanding principal, net of retractions, of the Convertible Debenture was $16.8 million CAD or $11.7 million USD as at December 31, 2024 (December 31, 2023: $24.0 million CAD or $18.1 million USD), and were fully converted by the holders as of January 31, 2025 at the conversion price of $0.52 CAD resulting in the issuance of 32,307,692 of the Company’s common shares.

The Company recognized a loss of $0.2 million for the year ended December 31, 2024 (2023: gain of $0.1 million) as a result of the change in the estimated fair value of the combined Redemption Option and Retraction Option.